Interest Expense (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Interest cost capitalized	$ 0	0	2,059	11,174
Interest cost charged to expense	2,012	12,486	10,094	0
Interest cost incurred	$ 2,012	12,486	12,153	11,174